FINANCIAL RISK MANAGEMENT (Details 4) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risk management [line Items]
Financial assets	S/ 32,862,001	S/ 27,819,106
Percentage of financial assets	100.00%	100.00%
Trading securities, available-for-sale and held-to-maturity investments [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 32,862,001	S/ 27,819,106
Country of domicile [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 702,384	S/ 796,961
Percentage of financial assets	2.10%	2.90%
Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 3,729	S/ 143,202
Percentage of financial assets	0.30%	0.90%
AAA [Member] | Country of domicile [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,254,943	S/ 1,412,290
Percentage of financial assets	3.80%	5.10%
AAA [Member] | Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 467,654	S/ 1,385,911
Percentage of financial assets	1.40%	5.00%
AA- to AA+ [Member] | Country of domicile [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,313,967	S/ 1,060,347
Percentage of financial assets	4.00%	3.80%
AA- to AA+ [Member] | Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,040,411	S/ 677,042
Percentage of financial assets	3.20%	2.40%
A- to A+ [Member] | Country of domicile [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 6,850,118	S/ 5,483,403
Percentage of financial assets	20.90%	19.70%
A- to A+ [Member] | Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,434,598	S/ 1,298,815
Percentage of financial assets	4.40%	4.80%
BBB- to BBB+ [Member] | Country of domicile [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 2,279,478	S/ 1,919,853
Percentage of financial assets	7.00%	6.90%
BBB- to BBB+ [Member] | Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 4,179,102	S/ 3,069,547
Percentage of financial assets	12.70%	11.00%
BB- to BB+ [Member] | Country of domicile [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 469,679	S/ 314,913
Percentage of financial assets	1.40%	1.10%
BB- to BB+ [Member] | Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,258,752	S/ 1,011,463
Percentage of financial assets	3.80%	3.60%
Lower than +B [Member] | Country of domicile [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 4,960	S/ 22,129
Percentage of financial assets	0.00%	0.10%
Lower than +B [Member] | Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 19,869	S/ 148,212
Percentage of financial assets	0.10%	0.50%
BCRP certificates of deposit [Member] | Country of domicile [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 10,026,038	S/ 7,066,653
Percentage of financial assets	30.50%	25.40%
Rated and unrated instruments [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 211,487	S/ 586,953
Percentage of financial assets	0.60%	2.10%
Certificates of deposit of Bolivia Central Bank [Member] | Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 95,042	S/ 14,644
Percentage of financial assets	0.30%	0.10%
Participations of RAL Funds [Member] | Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 527,729	S/ 650,804
Percentage of financial assets	1.60%	2.30%
Hedge funds [Member] | Foreign countries [member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,062	S/ 1,095
Percentage of financial assets	0.00%	0.00%